Bank Borrowings (Details) - CNY (¥)	Jun. 30, 2023	Dec. 13, 2021
Bank Borrowings (Details) [Line Items]
Borrow loan	¥ 6,500,000	¥ 10,000
Youxu Zibo [Member]
Bank Borrowings (Details) [Line Items]
Weighted average interest rate		6.87%